UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21423
                                                     ---------

                       The Gabelli Dividend & Income Trust
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
            ---------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2003
                                             -----------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders is attached herewith.

                                  [LOGO OMITTED]
                                   THE GABELLI
                                   DIVIDEND &
                                  INCOME TRUST


                       THE GABELLI DIVIDEND & INCOME TRUST

                                  Annual Report
                                December 31, 2003



TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2003.

                                             Sincerely yours,


                                             /s/ Bruce N. Alpert

                                             Bruce N. Alpert
                                             President
February 24, 2004

--------------------------------------------------------------------------------
A description  of the Trust's proxy voting  policies and procedures is available
(i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.
--------------------------------------------------------------------------------

                       THE GABELLI DIVIDEND & INCOME TRUST
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2003

                                                      MARKET
   SHARES                               COST          VALUE
   ------                              -------        ------
             COMMON STOCKS -- 33.7%
             AEROSPACE -- 0.8%
     10,000  Goodrich Corp. .......$      280,470 $      296,900
    550,000  Titan Corp.+ .........    11,951,669     11,995,500
                                   -------------- --------------
                                       12,232,139     12,292,400
                                   -------------- --------------
             AUTOMOTIVE -- 0.0%
      2,000  General Motors Corp. .        85,260        106,800
                                   -------------- --------------
             CONSUMER PRODUCTS -- 2.1%
     10,000  Altria Group Inc. ....       518,409        544,200
      4,000  Avery Dennison Corp. .       221,550        224,080
    750,000  Dial Corp. ...........    21,340,555     21,352,500
        100  Eastman Kodak Co. ....         2,569          2,567
    138,900  Genuine Parts Co. ....     4,551,369      4,611,480
     27,800  Gucci Group NV, ADR ..     2,364,540      2,378,290
      1,000  Kimberly-Clark Corp. .        54,269         59,090
     10,000  Procter & Gamble Co. .       972,439        998,800
      8,000  RJ Reynolds Tobacco
               Holdings Inc. ......       455,936        465,200
                                   -------------- --------------
                                       30,481,636     30,636,207
                                   -------------- --------------
             DIVERSIFIED INDUSTRIAL -- 0.6%
      1,000  Cooper Industries Ltd.,
               Cl. A ..............        53,720         57,930
    100,000  Dow Chemical Co. .....     3,992,028      4,157,000
     75,000  General Electric Co. .     2,208,735      2,323,500
     70,000  Honeywell
               International Inc. .     2,139,304      2,340,100
                                   -------------- --------------
                                        8,393,787      8,878,530
                                   -------------- --------------
             ENERGY AND UTILITIES: INTEGRATED -- 10.6%
    250,000  Ameren Corp. .........    11,309,214     11,500,000
    220,000  American Electric Power
               Company Inc. .......     6,412,283      6,712,200
    136,900  Cinergy Corp. ........     5,119,272      5,313,089
    102,100  CONSOL Energy Inc. ...     2,436,084      2,644,390
    148,400  Consolidated Edison
               Inc. ...............     6,180,677      6,382,684
    100,000  DPL Inc. .............     1,975,696      2,088,000
     17,500  DTE Energy Co. .......       667,957        689,500
    150,000  Duke Energy Corp. ....     2,827,168      3,067,500
    245,700  Duquesne Light
               Holdings Inc. ......     4,358,472      4,506,138
    173,100  FirstEnergy Corp. ....     6,043,125      6,093,120
     55,000  FPL Group Inc. .......     3,499,281      3,598,100
    282,800  Great Plains
               Energy Inc. ........     8,942,491      8,998,696
     56,200  Hawaiian Electric
               Industries Inc. ....     2,587,908      2,662,194
    173,900  National Fuel Gas Co.      4,099,289      4,250,116
    200,000  NiSource Inc. ........     4,181,430      4,388,000
     50,000  NSTAR ................     2,374,684      2,425,000
    450,200  OGE Energy Corp. .....    10,869,341     10,890,338
    150,000  ONEOK Inc. ...........     3,202,240      3,312,000
    374,800  Pepco Holdings Inc. ..     7,027,937      7,323,592
    150,000  Pinnacle West ........
               Capital Corp. ......     5,838,663      6,003,000
    250,000  Progress Energy Inc. .    11,244,866     11,315,000
    200,200  Public Service Enterprise
               Group Inc. .........     8,440,436      8,768,760
    216,000  Southern Co. .........     6,419,731      6,534,000
    492,600  Unisource Energy Corp.    12,133,084     12,147,516
     50,000  Westar Energy Inc. ...       980,503      1,012,500
     90,000  WPS Resources Corp. ..     4,066,848      4,160,700
    700,000  Xcel Energy Inc. .....    11,950,357     11,886,000
                                   -------------- --------------
                                      155,189,037    158,672,133
                                   -------------- --------------

                                                      MARKET
   SHARES                               COST          VALUE
   ------                            -------          ------
             ENERGY AND UTILITIES: NATURAL GAS -- 1.9%
    150,000  KeySpan Corp. ........$    5,404,269 $    5,520,000
    198,000  Nicor Inc. ...........     6,763,559      6,739,920
    216,500  Peoples Energy Corp. .     9,047,668      9,101,660
    211,300  Sempra Energy ........     6,081,370      6,351,678
                                   -------------- --------------
                                       27,296,866     27,713,258
                                   -------------- --------------
             ENERGY AND UTILITIES: OIL -- 5.3%
    100,000  BP plc, ADR ..........     4,414,676      4,935,000
    110,000  ChevronTexaco Corp. ..     8,636,405      9,502,900
    210,000  ConocoPhillips .......    12,638,305     13,769,700
     90,000  Diamond Offshore
               Drilling Inc. ......     1,724,791      1,845,900
     62,000  Eni SpA, ADR .........     5,540,237      5,888,760
     85,000  Exxon Mobil Corp. ....     3,163,110      3,485,000
     15,000  Halliburton Co. ......       360,549        390,000
    127,000  Kerr-McGee Corp. .....     5,553,249      5,904,230
    250,000  Marathon Oil Corp. ...     7,649,966      8,272,500
    187,900  Occidental
               Petroleum Corp. ....     7,431,206      7,936,896
     85,000  Royal Dutch
               Petroleum Co. ......     3,973,473      4,453,150
     15,000  Schlumberger Ltd. ....       715,094        820,800
    172,900  Statoil ASA, ADR .....     1,813,061      1,953,770
    100,000  Sunoco Inc. ..........     4,897,834      5,115,000
     52,000  Total SA, ADR ........     4,389,297      4,810,520
                                   -------------- --------------
                                       72,901,253     79,084,126
                                   -------------- --------------
             ENERGY AND UTILITIES: WATER -- 0.0%
     10,000  Philadelphia Suburban
               Corp. ..............       213,628        221,000
                                   -------------- --------------
             EQUIPMENT AND SUPPLIES -- 0.3%
     98,100  Graco Inc. ...........     3,926,047      3,933,810
                                   -------------- --------------
             FINANCIAL SERVICES -- 4.7%
      4,000  Bank of America Corp.        303,976        321,720
    238,300  Bank of Bermuda Ltd. .    10,704,158     10,711,585
    105,800  Bank of New York
               Co. Inc. ...........     3,327,035      3,504,096
     59,000  Bank One Corp. .......     2,598,971      2,689,810
     95,000  Citigroup Inc. .......     4,504,513      4,611,300
    400,000  FleetBoston
               Financial Corp. ....    17,042,455     17,460,000
    185,000  JP Morgan Chase & Co.      6,560,566      6,795,050
    159,200  KeyCorp ..............     4,525,994      4,667,744
    100,000  PNC Financial Services
               Group ..............     5,367,189      5,473,000
     40,000  Travelers Property Casualty
               Corp., Cl. A .......       651,648        671,200
     25,000  Unitrin Inc. .........       949,479      1,035,250
     74,000  Wachovia Corp. .......     3,383,633      3,447,660
     85,000  Waddell & Reed Financial
               Inc., Cl. A ........     1,876,080      1,994,100
    140,000  Washington Mutual Inc.     5,601,923      5,616,800
      2,000  Webster Financial Corp.       91,180         91,720
     25,000  Wilmington Trust Corp.       877,503        900,000
                                   -------------- --------------
                                       68,366,303     69,991,035
                                   -------------- --------------
             FOOD AND BEVERAGE -- 2.3%
     75,000  Albertson's Inc. .....     1,539,482      1,698,750
     30,000  ConAgra Foods Inc. ...       780,549        791,700
    400,000  Dreyer's Grand Ice Cream
               Holdings Inc., Cl. A    30,978,469     31,100,000
     15,000  Heinz (H.J.) Co. .....       545,198        546,450
      1,000  Kellogg Co. ..........        35,550         38,080
     20,000  Sara Lee Corp. .......       416,634        434,200
                                   -------------- --------------
                                       34,295,882     34,609,180
                                   -------------- --------------

                 See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2003

                                                      MARKET
   SHARES                              COST           VALUE
   ------                            -------          ------
             COMMON STOCKS (CONTINUED)
             HEALTH CARE -- 1.3%
      2,000  Amersham plc, ADR .... $     130,295 $      136,560
     30,000  Bristol-Myers
               Squibb Co. .........       804,335        858,000
     50,000  CIMA Labs Inc.+ ......     1,650,026      1,631,000
     20,000  Eli Lilly  & Co. .....     1,415,927      1,406,600
    232,000  Esperion Therapeutics
               Inc.+ ..............     8,022,555      8,029,520
     10,000  Johnson & Johnson ....       516,310        516,600
     80,000  Merck & Co. Inc. .....     3,533,076      3,696,000
    100,000  Pfizer Inc. ..........     3,473,302      3,533,000
                                   -------------- --------------
                                       19,545,826     19,807,280
                                   -------------- --------------
             METALS AND MINING -- 0.0%
     12,525  Freeport-McMoRan Copper
               & Gold Inc., Cl. B .       566,550        527,678
                                   -------------- --------------
             REAL ESTATE -- 0.3%
    100,000  Newhall Land &
               Farming Co. ........     4,041,907      4,038,000
                                   -------------- --------------
             SPECIALTY CHEMICALS -- 0.6%
     60,000  Ashland Inc. .........     2,515,651      2,643,600
    100,000  E.I. du Pont de Nemours
               and Co. ............     4,407,022      4,589,000
     50,000  Olin Corp. ...........       973,587      1,003,000
                                   -------------- --------------
                                        7,896,260      8,235,600
                                   -------------- --------------
             TELECOMMUNICATIONS -- 2.8%
     60,000  ALLTEL Corp. .........     2,702,707      2,794,800
    140,000  AT&T Corp. ...........     2,713,774      2,842,000
    500,000  BCE Inc. .............    10,960,868     11,180,000
    100,000  BellSouth Corp. ......     2,688,578      2,830,000
     70,000  BT Group plc, ADR ....     2,180,135      2,395,400
    200,000  SBC Communications Inc.    4,843,984      5,214,000
     90,000  Sprint Corp. -
               FON Group ..........     1,350,086      1,477,800
    200,000  TDC A/S, ADR .........     3,579,235      3,632,000
     12,000  Telecom Corp. of New
               Zealand Ltd., ADR ..       322,396        339,000
     80,300  Telstra Corp. Ltd., ADR    1,449,442      1,468,687
     30,000  TELUS Corp., Non-Voting,
               ADR ................       542,842        561,811
    220,000  Verizon Communications
               Inc. ...............     7,274,915      7,717,600
                                   -------------- --------------
                                       40,608,962     42,453,098
                                   -------------- --------------
             TRANSPORTATION -- 0.1%
     10,000  Frontline Ltd. .......       255,550        254,700
     30,700  Teekay Shipping Corp.      1,601,611      1,750,821
                                   -------------- --------------
                                        1,857,161      2,005,521
                                   -------------- --------------
             TOTAL COMMON
              STOCKS ..............   487,898,504    503,205,656
                                   -------------- --------------

             PREFERRED STOCKS -- 0.1%
             CLOSED END FUNDS -- 0.1%
     60,000  General American Investors
               Co. Inc.,
               5.950% Cumulative
               Pfd. ...............     1,501,580      1,502,400
                                   -------------- --------------

             CONVERTIBLE PREFERRED STOCKS -- 2.4%
             AEROSPACE -- 0.1%
      8,315  Northrop Grumman Corp.,
               7.000% Cv. Pfd.,
               Ser. B .............       997,555      1,037,296
      1,000  Titan Corp.,
               $1.00 Cv. Pfd. .....        20,050         20,000
                                   -------------- --------------
                                        1,017,605      1,057,296
                                   -------------- --------------

                                                      MARKET
   SHARES                               COST          VALUE
   ------                            -------          ------
             AUTOMOTIVE -- 0.1%
     23,900  General Motors Corp.,
               4.500% Cv. Pfd.,
               Ser. A .............$      616,270 $      640,520
                                   -------------- --------------
             AVIATION: PARTS AND SERVICES -- 0.0%
        700  Sequa Corp.,
               $5.00 Cv. Pfd. .....        61,585         62,282
                                   -------------- --------------
             BROADCASTING -- 0.9%
    264,400  Sinclair Broadcast Group Inc.,
               6.000% Cv. Pfd.,
               Ser. D .............    12,355,860     13,048,140
                                   -------------- --------------
             BUSINESS SERVICES -- 0.0%
      7,200  Allied Waste Industries Inc.,
               6.250% Cv. Pfd. ....       506,554        550,800
                                   -------------- --------------
             COMMUNICATIONS EQUIPMENT -- 0.1%
     21,000  Crown Castle International
               Corp.,
               6.250% Cv. Pfd. ....       938,000        913,500
                                   -------------- --------------
             CONSUMER PRODUCTS -- 0.1%
     18,900  Newell Financial Trust,
               5.250% Cv. Pfd. ....       871,763        869,400
                                   -------------- --------------
             DIVERSIFIED INDUSTRIAL -- 0.0%
      1,000  Owens-Illinois Inc.,
               4.750% Cv. Pfd. ....        29,200         31,850
      1,000  Smurfit-Stone Container Corp.,
               7.000% Cv. Pfd.,
               Ser. A .............        24,350         24,600
      1,000  US Steel Corp.,
               7.000% Cv. Pfd.,
               Ser. B .............        88,510        118,215
                                   -------------- --------------
                                          142,060        174,665
                                   -------------- --------------
             ENERGY AND UTILITIES: ELECTRIC -- 0.1%
     20,600  Calpine Corp.,
               5.750% Cv. Pfd. ....     1,006,825        968,200
                                   -------------- --------------
             ENERGY AND UTILITIES: INTEGRATED -- 0.1%
      9,750  Arch Coal Inc.,
               5.000% Cv. Pfd. ....       733,750        832,065
     20,000  CMS Energy Corp.,
               4.500% Cv. Pfd. (a)      1,069,062      1,122,500
                                   -------------- --------------
                                        1,802,812      1,954,565
                                   -------------- --------------
             ENERGY AND UTILITIES: NATURAL GAS -- 0.0%
      8,865  Western Gas Resources Inc.,
               $2.625 Cv. Pfd. ....       507,521        531,457
                                   -------------- --------------
             ENERGY AND UTILITIES: OIL -- 0.2%
     10,000  Chesapeake Energy Corp.,
               5.000% Cv. Pfd. ....     1,077,500      1,108,750
      1,000  Chesapeake Energy Corp.,
               6.750% Cv. Pfd. ....        85,050         92,000
      2,700  Chesapeake Energy Corp.,
               6.000% Cv. Pfd. ....       194,400        204,525
     20,000  El Paso Corp.,
               4.750% Cv. Pfd. ....       625,100        675,000
     11,390  Hanover Compressor Co.,
               7.250% Cv. Pfd. ....       526,787        549,567
        900  Westport Resources Corp.,
               6.500% Cv. Pfd. ....        21,779         22,950
                                   -------------- --------------
                                        2,530,616      2,652,792
                                   -------------- --------------
             ENTERTAINMENT -- 0.1%
     69,100  Six Flags Inc.,
               7.250% Cv. Pfd. ....     1,542,745      1,582,390
                                   -------------- --------------

                 See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2003

                                                      MARKET
   SHARES                               COST          VALUE
   ------                            -------          ------
             CONVERTIBLE PREFERRED STOCKS (CONTINUED)
             FINANCIAL SERVICES -- 0.4%
      3,920  Doral Financial Corp.,
               4.750% Cv. Pfd. (a) $    1,029,000 $    1,013,320
    130,100  National Australia Bank Ltd.,
               7.875% Cv. Pfd.,
               Ser. UNIT ..........     4,856,665      4,969,820
      1,000  United Fire & Casualty Co.,
               6.375% Cv. Pfd.,
               Ser. A .............        29,000         29,000
                                   -------------- --------------
                                        5,914,665      6,012,140
                                   -------------- --------------
             HEALTH CARE -- 0.1%
     16,306  McKesson Financing Trust,
               5.000% Cv. Pfd. ....       815,300        835,683
     10,000  Omnicare Inc.,
               4.000% Cv. Pfd. ....       605,400        637,500
                                   -------------- --------------
                                        1,420,700      1,473,183
                                   -------------- --------------
             METALS AND MINING -- 0.0%
        700  Phelps Dodge Corp.,
               6.750% Cv. Pfd. ....       103,635        118,440
                                   -------------- --------------
             REAL ESTATE -- 0.0%
      2,100  Equity Office Properties Trust,
               5.250% Cv. Pfd.,
               Ser. B .............       104,120        105,021
      2,000  Felcor Lodging Trust Inc.,
               $1.95 Cv. Pfd.,
               Ser. A .............        48,100         48,360
                                   -------------- --------------
                                          152,220        153,381
                                   -------------- --------------
             TELECOMMUNICATIONS -- 0.1%
     19,800  Cincinnati Bell Inc.,
               6.750% Cv. Pfd.,
               Ser. B .............       828,170        811,800
      2,200  Citizens Communications Co.,
               5.000% Cv. Pfd. ....       109,694        112,200
     14,973  Emmis Communications Corp.,
               6.250% Cv. Pfd.,
               Ser. A .............       703,731        748,650
                                   -------------- --------------
                                        1,641,595      1,672,650
                                   -------------- --------------
             TRANSPORTATION -- 0.0%
        982  Kansas City Southern,
               4.250% Cv. Pfd. ....       551,884        577,539
                                   -------------- --------------
             TOTAL CONVERTIBLE
              PREFERRED STOCKS ....    33,684,915     35,013,340
                                   -------------- --------------
  PRINCIPAL
   AMOUNT
  ---------

             CONVERTIBLE CORPORATE BONDS -- 0.4%
             AEROSPACE -- 0.1%
$   650,000  GenCorp Inc., Sub. Deb. Cv.,
               5.750%, 04/15/07 ...       638,031        654,062
                                   -------------- --------------
             AGRICULTURE -- 0.1%
    750,000  Bunge Ltd. Financial Corp., Cv.,
               3.750%, 11/15/22 ...       830,933        878,438
                                   -------------- --------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
    400,000  Standard Motor Products Inc.,
               Sub. Deb. Cv.,
               6.750%, 07/15/09 ...       375,108        376,000
                                   -------------- --------------
             ELECTRONICS -- 0.1%
    600,000  Agere Systems Inc., Sub. Deb. Cv.,
               6.500%, 12/15/09 ...       832,636        825,000
                                   -------------- --------------

                                                      MARKET
   SHARES                               COST          VALUE
   ------                            -------          ------
             ENTERTAINMENT -- 0.0%
$   287,000  The Walt Disney Co., Cv.,
               2.125%, 04/15/23 ...$      299,693 $      305,296
                                   -------------- --------------
             FINANCIAL SERVICES -- 0.0%
    250,000  AON Corp., Sub. Deb. Cv.,
               3.500%, 11/15/12 ...       300,282        310,000
    300,000  First Data Corp., Cv.,
               2.000%, 03/01/08 ...       312,895        326,250
                                   -------------- --------------
                                          613,177        636,250
                                   -------------- --------------
             FOOD AND BEVERAGE -- 0.0%
  2,500,000  Parmalat Soparfi SA,
               Sub. Deb. Cv.,
               6.125%, 05/23/32 (b)     1,911,740        298,439
                                   -------------- --------------
             HEALTH CARE -- 0.0%
    300,000  Quest Diagnostic Inc.,
               Sub. Deb. Cv.,
               1.750%, 11/30/21 ...       315,331        309,375
                                   -------------- --------------
             RETAIL -- 0.0%
    375,000  School Specialty Inc.,
               Sub. Deb. Cv.,
               6.000%, 08/01/08 ...       411,841        435,000
                                   -------------- --------------
             TELECOMMUNICATIONS -- 0.1%
    350,000  Nextel Communications
               Inc., Cv.,
               6.000%, 06/01/11 ...       409,907        435,750
    350,000  Telefonos de Mexico SA,
               Sub. Deb. Cv.,
               4.250%, 06/15/04 ...       404,882        402,056
                                   -------------- --------------
                                          814,789        837,806
                                   -------------- --------------
             TRANSPORTATION -- 0.0%
    550,000  GATX Corp., Cv.,
               7.500%, 02/01/07 ...       631,481        644,188
                                   -------------- --------------
             TOTAL CONVERTIBLE
              CORPORATE BONDS .....     7,674,760      6,199,854
                                   -------------- --------------

             U.S. GOVERNMENT AGENCY MORTGAGES -- 10.1%
 75,000,000  Federal National
               Mortgage Assoc.
               Discount Note,
               01/02/04 ...........    75,000,000     75,000,000
 75,000,000  Federal National
               Mortgage Assoc.
               Discount Note,
               01/08/04 ...........    74,987,000     74,987,000
                                   -------------- --------------
             TOTAL U.S. GOVERNMENT
              AGENCY
              MORTGAGES ...........   149,987,000    149,987,000
                                   -------------- --------------

             U.S.  GOVERNMENT  OBLIGATIONS -- 39.9%
595,484,000  U.S.  Treasury Bills,
               0.867% to 0.944%++,
               01/02/04 to 01/22/04   595,232,486    595,232,486
                                   -------------- --------------

                 See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2003

  PRINCIPAL                                           MARKET
   AMOUNT                               COST          VALUE
   ------                            -------          ------
             REPURCHASE AGREEMENTS -- 13.4%
$100,000,000 ABN Amro, 0.840%,
               dated 12/31/03, due 01/02/04,
               proceeds at maturity,
               $100,004,667 (c) ...$  100,000,000 $  100,000,000
100,000,000  State Street Bank & Trust Co.,
               0.810%, dated 12/31/03,
               due 01/02/04,
               proceeds at maturity,
               $100,004,500 (d) ...   100,000,000    100,000,000
                                   -------------- --------------
             TOTAL REPURCHASE
              AGREEMENTS ..........   200,000,000    200,000,000
                                   -------------- --------------

TOTAL INVESTMENTS -- 100.0% .......$1,475,979,245 $1,491,140,736
                                   ==============

LIABILITIES IN EXCESS OF OTHER ASSETS ...........    (39,490,310)

NET ASSETS -- COMMON STOCK
  (75,363,205 common shares outstanding) ........  1,451,650,426
                                                  ==============
NET ASSET VALUE PER COMMON SHARE
   (1,451,650,426 (DIVIDE) 75,363,205
   shares outstanding) ..........................         $19.26
                                                          ======

----------------
             For Federal tax purposes:
             Aggregate cost ..................... $1,475,979,663
                                                  ==============
             Gross unrealized appreciation ...... $   17,048,777
             Gross unrealized depreciation ......     (1,887,704)
                                                  --------------
             Net unrealized appreciation ........ $   15,161,073
                                                  ==============

-----------------
    +  Non-income producing security.
   ++  Represents  annualized yield at date of purchase.
  (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
       At December 31, 2003, the market value of Rule 144A securities amounted to $2,135,820 or 0.1% of total net assets.
  (b)  Security in default.
  (c) Collateralized by U.S. Treasury Note, 1.625%, due 04/30/05, market value $102,276,848.
  (d) Collateralized by U.S. Treasury Note, 3.375%, due 04/30/04, market value $102,567,800.
ADR -  American Depository Receipt.

                 See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

ASSETS:
   Investments, at value (Cost $1,275,979,245)      $1,291,140,736
   Repurchase agreements, at value
     (Cost $200,000,000) ......................        200,000,000
   Cash .......................................              1,287
   Receivable for investments sold ............          1,756,578
   Dividends and interest receivable ..........            729,602
   Other assets ...............................             55,726
                                                    --------------
   TOTAL ASSETS ...............................      1,493,683,929
                                                    --------------
LIABILITIES:
   Payable for investments purchased ..........         38,269,026
   Payable for investment advisory fees .......          1,224,127
   Other accrued expenses and liabilities .....          2,540,350
                                                    --------------
   TOTAL LIABILITIES ..........................         42,033,503
                                                    --------------
   NET ASSETS applicable to 75,363,205
     shares outstanding .......................     $1,451,650,426
                                                    ==============
NET ASSETS CONSIST OF:
   Shares of beneficial interest, at par value              75,363
   Additional paid-in capital .................      1,436,398,092
   Accumulated net realized gain on investments
     and foreign currency transactions ........             11,089
   Net unrealized appreciation on investments
     and foreign currency transactions ........         15,165,882
                                                    --------------
   TOTAL NET ASSETS ...........................     $1,451,650,426
                                                    ==============
   NET ASSET VALUE
     ($1,451,650,426 (DIVIDE) 75,363,205
     shares outstanding;
     unlimited number of shares
     authorized of
     $0.001 par value) ........................             $19.26
                                                            ======

                             STATEMENT OF OPERATIONS
                   FOR THE PERIOD ENDED DECEMBER 31, 2003 (A)

INVESTMENT INCOME:
   Dividends (net of foreign taxes of $1,550) ....     $    819,176
   Interest ......................................          975,605
                                                       ------------
   TOTAL INVESTMENT INCOME .......................        1,794,781
                                                       ------------
EXPENSES:
   Investment advisory fees ......................        1,342,197
   Shareholder communications expenses ...........          250,000
   Custodian fees ................................           65,897
   Legal and audit fees ..........................           45,000
   Trustees' fees ................................           31,560
   Payroll .......................................           20,833
   Shareholder services fees .....................           16,667
   Miscellaneous expenses ........................           72,000
                                                       ------------
   TOTAL EXPENSES ................................        1,844,154
                                                       ------------
   NET INVESTMENT LOSS ...........................          (49,373)
                                                       ------------
NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS AND FOREIGN CURRENCY
   TRANSACTIONS:
   Net realized gain on investments
     and foreign currency transactions ...........           16,702
   Net change in net unrealized appreciation on
     investments and foreign currency transactions       15,165,882
                                                       ------------
   NET REALIZED AND UNREALIZED GAIN ON
     INVESTMENTS AND FOREIGN CURRENCY
     TRANSACTIONS ................................       15,182,584
                                                       ------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS .............................     $ 15,133,211
                                                       ============

                       STATEMENT OF CHANGES IN NET ASSETS
                                                              PERIOD ENDED
                                                          DECEMBER 31, 2003 (A)
                                                          ---------------------
OPERATIONS:
   Net investment loss ....................................  $       (49,373)
   Net realized gain on investments and
      foreign currency transactions .......................           16,702
   Net change in unrealized appreciation on investments
      and foreign currency transactions ...................       15,165,882
                                                             ---------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...       15,133,211
                                                             ---------------
TRUST SHARE TRANSACTIONS:
   Net increase in net assets from common shares
      issued in offering ..................................    1,439,300,001
   Offering costs for common shares charged to
      paid-in-capital .....................................       (2,920,000)
                                                             ---------------
   NET INCREASE IN NET ASSETS FROM TRUST
      SHARE TRANSACTIONS ..................................    1,436,380,001
                                                             ---------------
   NET INCREASE IN NET ASSETS .............................    1,451,513,212
NET ASSETS:
   Beginning of period ....................................          137,214
                                                             ---------------
   End of period ..........................................  $ 1,451,650,426
                                                             ===============
   (a) The Gabelli Dividend & Income Trust commenced investment operations on November 28, 2003.

                 See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION. The Gabelli Dividend & Income Trust (the "Trust") is a closed-end, non-diversified management investment company organized under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust sold 7,184 shares to Gabelli Funds, LLC (the "Adviser") for $137,214 on November 18, 2003. Investment operations commenced on November 28, 2003.

The Trust's investment objective is to provide a high level of total return on its assets with an emphasis on dividends and income. The Trust will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income debt securities and securities that are convertible into equity securities).

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Dividend & Income Trust in the preparation of its financial statements.

     SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees so determines, by such other method as the Board of Trustees shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser. Portfolio securities primarily traded in foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or markets. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines such does not reflect the securities fair value, in which case these securities will be valued at their fair value as determined by the Board of Trustees. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price on that day. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

     REPURCHASE AGREEMENTS. The Trust may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System of with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Trustees. Under the terms of a typical repurchase agreement, a Trust takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Trust to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a Trust's holding period. A Trust will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by a Trust in each agreement. The Trust will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

     SECURITIES SOLD SHORT. A short sale involves selling a security which the Trust does not own. The proceeds received for short sales are recorded as liabilities and the Trust records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Trust records a realized gain or loss when the short position is closed out. By entering into a short sale, the Trust bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Trust on the ex-dividend date and interest expense is recorded on the accrual basis. At December 31, 2003, there were no open short sales.

     FOREIGN CURRENCY TRANSLATION. The books and records of the Trust are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  transactions.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Trust and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

                       THE GABELLI DIVIDEND & INCOME TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for as of the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

     For the year ended December 31, 2003, reclassifications were made to increase accumulated net investment loss for $49,373 and to decrease accumulated net realized gain on investments for $5,613, with an offsetting adjustment to additional paid-in capital.
     PROVISION FOR INCOME TAXES. The Trust intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

     Dividends and interest from non-U.S. sources received by the Trust are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Trust intends to undertake any procedural steps required to claim the benefits of such treaties.

     As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

        Accumulated net gains on investments .....     $    11,507
        Net unrealized appreciation on investments 15,160,655 Net unrealized appreciation on foreign
           currency transactions .................           4,809
                                                       -----------
        Total accumulated gain ...................     $15,176,971
                                                       ===========

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Trust will pay the Adviser on the first business day of each month a fee for the previous month equal on an annual basis to 1.00% of the value of the Trust's average weekly net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Trust's portfolio and oversees the administration of all aspects of the Trust's business and affairs.

     During the year ended December 31, 2003, Gabelli & Company, Inc. received $684,983 in brokerage commissions as a result of executing agency transactions in portfolio securities on behalf of the Trust.

     The cost of calculating the Trust's net asset value per share is a Trust expense pursuant to the Investment Advisory Agreement between the Trust and the Adviser. During fiscal 2003, the Trust reimbursed the Adviser $2,900 in connection with the cost of computing the Trust's net asset value.

4.  PORTFOLIO  SECURITIES.   Cost  of  purchases  and  proceeds  from  sales  of
securities, other than short-term securities, for the year ended December 31, 2003 aggregated $532,827,181 and $2,052,613, respectively.

5. CAPITAL. The Trust is authorized to issue an unlimited number of common shares of beneficial interest, par value $.001 per share. The Board of Trustees of the Trust has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board of Trustees may determine from time to time) from the net asset value of the shares. During the year ended December 31, 2003, the Trust did not repurchase any shares of beneficial interest in the open market.

     Transactions in shares of beneficial interest were as follows:

                                                         PERIOD ENDED
                                                     DECEMBER 31, 2003 (A)
                                                  -------------------------
                                                     Shares       Amount
                                                  ---------- --------------
Initial seed capital, November 18, 2003 .........      7,184 $      137,214
Shares issued in offering ....................... 75,356,021  1,436,380,001
                                                  ---------- --------------
Net increase .................................... 75,363,205 $1,436,517,215
                                                  ========== ==============

(a) The Gabelli Dividend & Income Trust commenced investment operations on November 28, 2003.

6. OTHER MATTERS. On October 7, 2003, the Trust's Adviser received a subpoena from the Attorney General of the State of New York requesting information on mutual fund shares trading practices. The Adviser is fully cooperating in responding to the request. The Trust does not believe that this matter will have a material adverse effect on the Trust's financial position or results of the operations.

7. SUBSEQUENT EVENTS. On January 7, 2004 the Trust issued 9,700,000 shares of common stock in connection with the underwriters' over-allotment option for a total of $184,882,000 (net of underwriting fees and expenses of $9,118,000).

                       THE GABELLI DIVIDEND & INCOME TRUST
                              FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A DIVIDEND & INCOME TRUST SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:
                                                               PERIOD ENDED
                                                           DECEMBER 31, 2003 (A)
                                                           ---------------------
OPERATING PERFORMANCE:
   Net asset value, beginning of period ....................    $     19.06(b)
                                                                -----------
   Net investment loss .....................................             --
   Net realized and unrealized gain on investments .........           0.20
                                                                -----------
   Total from investment operations ........................           0.20
                                                                -----------
   NET ASSET VALUE, END OF PERIOD ..........................    $     19.26
                                                                ==========
   Net asset value total return* ...........................           1.0%
                                                                ==========
   Market value, end of period .............................    $    20.00
                                                                ==========
   Total investment return** ...............................           0.0%
                                                                ==========
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ....................   $1,451,650
   Ratio of net investment loss to average net assets ......        (0.04)%(c)
   Ratio of operating expenses to average net assets .......         1.38%(c)
   Portfolio turnover rate .................................         0.4%
 --------------------------
(a) The Gabelli Dividend & Income Trust commenced investment operations on November 28, 2003.
(b) The beginning NAV includes a $0.04 reduction for costs associated with the initial public offering.
(c) Annualized.
* Based on net asset value per share at commencement of operations of $19.06 per share. Total return for the period of less than one year is not annualized.
** Based on market value per share at initial public offering of $20.00 per share. Total return for the period of less than one year is not annualized.

                 See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST
                         REPORT OF INDEPENDENT AUDITORS


To the Board of Trustees and Shareholders of The Gabelli Dividend & Income Trust

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Gabelli Dividend & Income Trust (the "Trust") at December 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the period from November 28, 2003 (commencement of operations) through December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
February 20, 2004

                       THE GABELLI DIVIDEND & INCOME TRUST
                     ADDITIONAL FUND INFORMATION (UNAUDITED)

      The names and business addresses of the Trustees and principal officers of this Fund are set forth in the following table, together with their positions and their principal occupations during the past five years and, in the case of the Trustees, their positions with certain other organizations and companies. Trustees who are "interested persons" of the Fund, as defined by the 1940 Act, are indicated by a "+".

                             TERM OF        NUMBER OF
                           OFFICE AND    FUNDS IN TRUST
NAME, POSITION(S)           LENGTH OF        COMPLEX
   ADDRESS 1                  TIME         OVERSEEN BY       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIPS
    AND AGE                 SERVED 2         TRUSTEE         DURING PAST FIVE YEARS                      HELD BY TRUSTEE
-----------------          ----------     -------------      -----------------------                   --------------------
INTERESTED TRUSTEES 3:
-------------------
MARIO J. GABELLI+          Since 2003*         24        Chairman of the Board and Chief Executive      Director of Morgan Group
Trustee                                                  Officer of Gabelli Asset Management Inc. and   Holdings, Inc. (holding
Chief Investment Officer                                 Chief Investment Officer of Gabelli Funds,     company); Vice Chairman
Age: 61                                                  LLC and GAMCO Investors, Inc.; Vice            of Lynch Corporation
                                                         Chairman and Chief Executive Officer           (diversified manufacturing)
                                                         of Lynch Interactive Corporation (multimedia
                                                         and services)

KARL OTTO POHL+           Since 2003***        33        Member of the Shareholder Committee of         Director of Gabelli Asset
Trustee                                                  Sal Oppenheim Jr. & Cie, Zurich (private       Management Inc. (investment
Age: 74                                                  investment bank); Former President of the      management); Chairman,
                                                         Deutsche Bundesbank and Chairman of its        Incentive Capital and
                                                         Central Bank Council from 1980 through         Incentive Asset Management
                                                         1991                                           (Zurich); Director at Sal
                                                                                                        Oppenheim Jr. & Cie, Zurich


EDWARD T. TOKAR+          Since 2003***         1        Chief Executive Officer of Allied Capital      Trustee, LEVCO Series Trust;
Trustee                                                  Management LLC, since 1997; Vice               Director of DB Hedge
Age: 56                                                  President of Honeywell International           Strategies Fund LLC;
                                                         Inc., since 1997                               Director, The Topiary
                                                                                                        Benefit Plan Investor
                                                                                                        Fund LLC

NON-INTERESTED TRUSTEES:
-----------------------
ANTHONY J. COLAVITA       Since 2003**         35        President and Attorney at law in the law firm           --
Trustee                                                  of Anthony J. Colavita, P.C.
Age: 68

JAMES P. CONN             Since 2003***        12        Former Managing Director and Chief Investment  Director of LaQuinta Corp.
Trustee                                                  Officer of Financial Security Assurance        (hotels) and First Republic
Age: 65                                                  Holdings Ltd. 1992-1998;                       Bank

MARIO D'URSO               Since 2003*          1        Chairman of Mittel Capital Markets S.p.A.,     Director of SJPC, London
Trustee                                                  since 2001; Senator in the Italian             (financial services)
Age: 63                                                  Parliament, 1996-2001

FRANK J. FAHRENKOPF, JR.  Since 2003**          4        President and Chief Executive Officer of the   Director of First
Trustee                                                  American Gaming Association since June 1995;   Republic Bank
Age: 64                                                  Partner in the law firm of Hogan & Hartson;
                                                         Co-Chairman of the Commission on Presidential
                                                         Debates; Former Chairman of the Republican
                                                         National Committee

MICHAEL J. MELARKEY        Since 2003*          1        Attorney at law in the law firm of Avansino,            --
Trustee                                                  Melarkey, Knobel & Mulligan
Age: 53

SALVATORE M. SALIBELLO    Since 2003***         1        Certified Public Accountant and Managing                --
Trustee                                                  Partner of the accounting firm Salibello
Age: 58                                                  & Broder, since 1978

                       THE GABELLI DIVIDEND & INCOME TRUST
               ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)

                                TERM OF        NUMBER OF
                              OFFICE AND    FUNDS IN TRUST
NAME, POSITION(S)              LENGTH OF        COMPLEX
   ADDRESS 1                     TIME         OVERSEEN BY       PRINCIPAL OCCUPATION(S)              OTHER DIRECTORSHIPS
    AND AGE                    SERVED 2         TRUSTEE         DURING PAST FIVE YEARS                 HELD BY TRUSTEE
-----------------             ----------     -------------      -----------------------              --------------------
NON-INTERESTED TRUSTEES (CONTINUED):
-----------------------------------
ANTHONIE C. VAN EKRIS       Since 2003**         20        Managing Director of BALMAC              Director of Aurado
Trustee                                                    International, Inc. (consulting)         Exploration Inc. (oil and
Age: 69                                                                                             gas operations)

SALVATORE J. ZIZZA          Since 2003**         11        Chairman, Hallmark Electrical            Director of Hollis Eden
Trustee                                                    Supplies Corp.                           Pharmaceuticals
Age: 58

OFFICERS:
BRUCE N. ALPERT              Since 2003          --        Executive Vice President and Chief Operating          --
President                                                  Officer of Gabelli Funds, LLC since 1988
Age: 52                                                    and an officer of all mutual funds advised by
                                                           Gabelli Funds, LLC and its affiliates;
                                                           Director and President of Gabelli Advisers, Inc.

CARTER W. AUSTIN             Since 2003          --        Vice President of the Gabelli Equity Trust            --
Vice President                                             since 2000. Vice President of Gabelli Funds,
Age: 36                                                    LLC since 1996

MATTHEW A. HULTQUIST         Since 2003          --        Assistant Vice President of Gabelli Asset             --
Vice President and                                         Management Company since 2001
Ombudsman
Age: 24

JAMES E. MCKEE               Since 2003          --        Vice President, General Counsel and Secretary         --
Secretary                                                  of Gabelli Asset Management Inc. (since 1999)
Age: 40                                                    and of GAMCO Investors, Inc. (since 1993); Secretary
                                                           of all the registered investment companies in the
                                                           Gabelli fund complex

RICHARD C. SELL, JR.         Since 2003          --        Vice President, Controller of Gabelli & Company,      --
Treasurer                                                  Inc. since 1998
Age: 53

-----------
1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2 The Trust's Board of Trustees is divided into three classes, each class having a term of three years. Each year the term of office of one class expires and the successor or successors elected to such class serve for a three year term. The three year term for each class expires as follows:
  * - Term expires at the Trust's 2004 Annual Meeting of Shareholders and until their successors are duly elected and qualified.
  **  - Term expires at the  Trust's 2005  Annual Meeting  of  Shareholders  and
        until their successors are duly elected and qualified.
  *** - Term  expires at the Trust's  2006 Annual  Meeting of  Shareholders  and
        until their successors are duly elected and qualified.
3 "Interested person" of the Trust, as defined in the 1940 Act. Mr. Gabelli is an "interested person" of the Trust as a result of his employment as an officer of the Investment Adviser. Mr. Gabelli is also a registered representative of an affiliated broker-dealer. Mr. Pohl is an "interested person" as a result of his role as a director of the parent company of the Investment Adviser. Mr. Tokar is an "interested person" as a result of his son's employment by an affiliate of the Investment Adviser.

                         AUTOMATIC DIVIDEND REINVESTMENT
                        AND VOLUNTARY CASH PURCHASE PLAN
ENROLLMENT IN THE PLAN

   It is the policy of The Gabelli Dividend & Income Trust ("Dividend & Income Trust") to automatically reinvest dividends. As a "registered" shareholder you automatically become a participant in the Dividend & Income Trust's Automatic Dividend Reinvestment Plan (the "Plan"). The Plan authorizes the Dividend &
Income Trust to issue shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Dividend & Income Trust. Plan participants may send their stock certificates to EquiServe Trust Company ("EquiServe") to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:
                       The Gabelli Dividend & Income Trust
                                  c/o EquiServe
                                 P.O. Box 43011
                            Providence, RI 02940-3011

   Shareholders requesting this cash election must include the shareholder's name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan may contact EquiServe at (800) 336-6983.

   SHAREHOLDERS WISHING TO LIQUIDATE REINVESTED SHARES held at EquiServe must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

   If your shares are held in the name of a broker, bank or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of "street name" and re-registered in your own name. Once registered in your own name your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in "street name" at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

   The number of shares of Common Shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Dividend & Income Trust's Common Shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued Common Shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Dividend & Income Trust's Common Shares. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange trading day, the next trading day. If the net asset value of the Common Stock at the time of valuation exceeds the market price of the Common Shares, participants will receive shares from the Dividend & Income Trust valued at market price. If the Dividend & Income Trust should declare a dividend or capital gains distribution payable only in cash, EquiServe will buy Common Shares in the open market, or on the New York Stock Exchange or elsewhere, for the participants' accounts, except that EquiServe will endeavor to terminate purchases in the open market and cause the Dividend & Income Trust to issue shares at net asset value if, following the commencement of such purchases, the market value of the Common Shares exceeds the then current net asset value.

   The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

   The Dividend & Income Trust reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by EquiServe on at least 90 days' written notice to participants in the Plan.

VOLUNTARY CASH PURCHASE PLAN

   The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Dividend & Income Trust. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

   Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to EquiServe for investments in the Dividend & Income Trust's shares at the then current market price. Shareholders may send an amount from $250 to $10,000. EquiServe will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. EquiServe will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to EquiServe, P.O. Box 43011, Providence, RI 02940-3011 such that EquiServe receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment in the following investment period. A payment may be withdrawn without charge if notice is received by EquiServe at least 48 hours before such payment is to be invested.

   For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Dividend & Income Trust.

--------------------------------------------------------------------------------
  The Annual Meeting of the Dividend & Income Trust's stockholders will be held at 11:00 A.M. on Monday, May 10, 2004, at the Greenwich Public Library, 101 West Putnam Avenue in Greenwich, Connecticut.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       THE GABELLI DIVIDEND & INCOME TRUST
                            AND YOUR PERSONAL PRIVACY

     WHO ARE WE?
     The Gabelli Dividend & Income Trust (the "Trust") is a closed-end investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, which is affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER? When you purchase shares of the Trust on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment and voluntary cash purchase plan.

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US. This would include information about the shares that you buy or sell, it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                              TRUSTEES AND OFFICERS
                       THE GABELLI DIVIDEND & INCOME TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES

Mario J. Gabelli, CFA
   CHAIRMAN AND CHIEF INVESTMENT OFFICER,
   GABELLI ASSET MANAGEMENT INC.

Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

James P. Conn
   FORMER MANAGING DIRECTOR AND CHIEF INVESTMENT OFFICER,
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Mario d'Urso
   CHAIRMAN, MITTEL CAPITAL MARKETS SPA

Frank J. Fahrenkopf, Jr.
   PRESIDENT AND CHIEF EXECUTIVE OFFICER,
   AMERICAN GAMING ASSOCIATION

Michael J. Melarkey
   ATTORNEY-AT-LAW,
   AVANSINO, MELARKEY, KNOBEL & MULLIGAN

Karl Otto Pohl
   FORMER PRESIDENT, DEUTSCHE BUNDESBANK

Salvatore M. Salibello
   CERTIFIED PUBLIC ACCOUNTANT,
   SALIBELLO & BRODER

Edward T. Tokar
   CHIEF EXECUTIVE OFFICER, ALLIED CAPITAL MANAGEMENT, LLC

Anthony C. van Ekris
   MANAGING DIRECTOR, BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
   CHAIRMAN, HALLMARK ELECTRICAL SUPPLIES CORP.

OFFICERS

Bruce N. Alpert
   PRESIDENT

Carter W. Austin
   VICE PRESIDENT

Matthew A. Hultquist
   VICE PRESIDENT AND OMBUDSMAN

James E. McKee
   SECRETARY

Richard C. Sell, Jr.
   TREASURER

INVESTMENT ADVISOR
Gabelli Funds, LLC
One Corporate Center
Rye, New York  10580-1422

CUSTODIAN
State Street Bank and Trust Company

COUNSEL
Skadden, Arps, Slate, Meagher & Flom, LLP

TRANSFER AGENT AND REGISTRAR
EquiServe Trust Company

STOCK EXCHANGE LISTING
                                   Common
                                  --------
NYSE-Symbol:                         GDV
Shares Outstanding:              75,363,205

The Net Asset Value appears in the Publicly Traded Funds column, under the heading "General Equity Funds," in Sunday's The New York Times and in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "General Equity Funds."

The Net Asset Value may be obtained each day by calling (914) 921-5071.


--------------------------------------------------------------------------------
 For  general   information   about  the  Gabelli   Funds,   call   800-GABELLI
 (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: www.gabelli.com or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Dividend & Income Trust may, from time to time, purchase its shares in the open market when the Dividend & Income Trust shares are trading at a discount of 10% or more from the net asset value of the shares.
--------------------------------------------------------------------------------

                       THE GABELLI DIVIDEND & INCOME TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422


                        PHONE: 800-GABELLI (800-422-3554)
                   FAX: 914-921-5118 INTERNET: WWW.GABELLI.COM
                          E-MAIL: CLOSEDEND@GABELLI.COM

                                                                  GBFDV-AR-12/03

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) No response required.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Salvatore J. Zizza is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $63,666 in 2003 and $0 in 2002.

     (b) AUDIT-RELATED FEES: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 in 2003 and $0 in 2002.

     (c) TAX FEES: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,350 in 2003 and $0 in 2002.

         Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

     (d) ALL OTHER FEES: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
         (c) of this Item are $0 for 2003 and $0 for 2002.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

              Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving
              (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to Gabelli and any affiliate of Gabelli that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or the Chairperson prior to the completion of the audit.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

         (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

         (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 in 2003 and $0 in 2002.

         (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

                  GABELLI ASSET MANAGEMENT INC. AND AFFILIATES

--------------------------------------------------------------------------------


                   THE VOTING OF PROXIES ON BEHALF OF CLIENTS

--------------------------------------------------------------------------------


         Rules 204(4)-2 and 204-2 under the Investment Advisers Act of 1940 and Rule 30b1-4 under the Investment Company Act of 1940 require investment advisers to adopt written policies and procedures governing the voting of proxies on behalf of their clients.

         These procedures will be used by GAMCO Investors, Inc., Gabelli Funds, LLC and Gabelli Advisers, Inc. (collectively, the "Advisers") to determine how to vote proxies relating to portfolio securities held by their clients, including the procedures that the Advisers use when a vote presents a conflict between the interests of the shareholders of an investment company managed by one of the Advisers, on the one hand, and those of the Advisers; the principal underwriter; or any affiliated person of the investment company, the Advisers, or the principal underwriter. These procedures will not apply where the Advisers do not have voting discretion or where the Advisers have agreed to with a client to vote the client's proxies in accordance with specific guidelines or procedures supplied by the client (to the extent permitted by ERISA).

I.       PROXY VOTING COMMITTEE

     The Proxy Voting Committee was originally formed in April 1989 for the purpose of formulating guidelines and reviewing proxy statements within the parameters set by the substantive proxy voting guidelines originally published by GAMCO Investors, Inc. in 1988 and updated periodically, a copy of which are appended as Exhibit A. The Committee will include representatives of Research, Administration, Legal, and the Advisers. Additional or replacement members of the Committee will be nominated by the Chairman and voted upon by the entire Committee. As of June 30, 2003, the members are:

                  Bruce N. Alpert, Chief Operating Officer of Gabelli Funds, LLC

                  Ivan Arteaga, Research Analyst

                  Caesar M. P. Bryan, Portfolio Manager

                  Stephen DeTore, Deputy General Counsel

                  Joshua Fenton, Director of Research

                  Douglas R. Jamieson, Chief Operating Officer of GAMCO

                  James E. McKee, General Counsel

                  Karyn M. Nappi, Director of Proxy Voting Services

                  William S. Selby, Managing Director of GAMCO

                  Howard F. Ward, Portfolio Manager

                  Peter D. Zaglio, Senior Vice President

         Peter D. Zaglio currently chairs the Committee. In his absence, the Director of Research will chair the Committee. Meetings are held as needed basis to form views on the manner in which the Advisers should vote proxies on behalf of their clients.

         In general, the Director of Proxy Voting Services, using the Proxy Guidelines, recommendations of Institutional Shareholder Corporate Governance Service ("ISS"), other third-party services and the analysts of Gabelli & Company, Inc., will determine how to vote on each issue. For non-controversial matters, the Director of Proxy Voting Services may vote the proxy if the vote is
(1) consistent with the recommendations of the issuer's Board of Directors and not contrary to the Proxy Guidelines; (2) consistent with the recommendations of the issuer's Board of Directors and is a non-controversial issue not covered by the Proxy Guidelines; or (3) the vote is contrary to the recommendations of the Board of Directors but is consistent with the Proxy Guidelines. In those instances, the Director of Proxy Voting Services or the Chairman of the Committee may sign and date the proxy statement indicating how each issue will be voted.

         All matters identified by the Chairman of the Committee, the Director of Proxy Voting Services or the Legal Department as controversial, taking into account the recommendations of ISS or other third party services and the analysts of Gabelli & Company, Inc., will be presented to the Proxy Voting Committee. If the Chairman of the Committee, the Director of Proxy Voting Services or the Legal Department has identified the matter as one that (1) is controversial; (2) would benefit from deliberation by the Proxy Voting Committee; or (3) may give rise to a conflict of interest between the Advisers and their clients, the Chairman of the Committee will initially determine what vote to recommend that the Advisers should cast and the matter will go before the Committee.

         For matters submitted to the Committee, each member of the Committee will receive, prior to the meeting, a copy of the proxy statement, any relevant third party research, a summary of any views provided by the Chief Investment Officer and any recommendations by Gabelli & Company, Inc. analysts. The Chief Investment Officer or the Gabelli & Company, Inc. analysts may be invited to present their viewpoints. If the Legal Department believes that the matter before the committee is one with respect to which a conflict of interest may exist between the Advisers and their clients, counsel will provide an opinion to the Committee concerning the conflict. If the matter is one in which the interests of the clients of one or more of Advisers may diverge, counsel will so advise and the Committee may make different recommendations as to different clients. For any matters where the recommendation may trigger appraisal rights, counsel will provide an opinion concerning the likely risks and merits of such an appraisal action.

         Each matter submitted to the Committee will be determined by the vote of a majority of the members present at the meeting. Should the vote concerning one or more recommendations be tied in a vote of the Committee, the Chairman of the Committee will cast the deciding vote. The Committee will notify the proxy department of its decisions and the proxies will be voted accordingly.

         Although the Proxy Guidelines express the normal preferences for the voting of any shares not covered by a contrary investment guideline provided by the client, the Committee is not bound by the preferences set forth in the Proxy Guidelines and will review each matter on its own merits. Written minutes of all Proxy Voting Committee meetings will be maintained. The Advisers subscribe to ISS, which supplies current information on companies, matters being voted on, regulations, trends in proxy voting and information on corporate governance issues.

         If the vote cast either by the analyst or as a result of the deliberations of the Proxy Voting Committee runs contrary to the recommendation of the Board of Directors of the issuer, the matter will be referred to legal counsel to determine whether an amendment to the most recently filed Schedule 13D is appropriate.

II. SOCIAL ISSUES AND OTHER CLIENT GUIDELINES

         If a client has provided special instructions relating to the voting of proxies, they should be noted in the client's account file and forwarded to the proxy department. This is the responsibility of the investment professional or sales assistant for the client. In accordance with Department of Labor guidelines, the Advisers' policy is to vote on behalf of ERISA accounts in the best interest of the plan participants with regard to social issues that carry an economic impact. Where an account is not governed by ERISA, the Advisers will vote shares held on behalf of the client in a manner consistent with any individual investment/voting guidelines provided by the client. Otherwise the Advisers will abstain with respect to those shares.

III. CLIENT RETENTION OF VOTING RIGHTS

         If a client chooses to retain the right to vote proxies or if there is any change in voting authority, the following should be notified by the investment professional or sales assistant for the client.

         - Operations

         - Legal Department

         - Proxy Department

         - Investment professional assigned to the account

         In the event that the Board of Directors (or a Committee thereof) of one or more of the investment companies managed by one of the Advisers has retained direct voting control over any security, the Proxy Voting Department will provide each Board Member (or Committee member) with a copy of the proxy statement together with any other relevant information including recommendations of ISS or other third-party services.

IV. VOTING RECORDS

         The Proxy Voting Department will retain a record of matters voted upon by the Advisers for their clients. The Advisers' staff may request proxy-voting records for use in presentations to current or prospective clients. Requests for proxy voting records should be made at least ten days prior to client meetings.

          If a client wishes to receive a proxy voting record on a quarterly, semi-annual or annual basis, please notify the Proxy Voting Department. The reports will be available for mailing approximately ten days after the quarter end of the period. First quarter reports may be delayed since the end of the quarter falls during the height of the proxy season.

         A letter is sent to the custodians for all clients for which the Advisers have voting responsibility instructing them to forward all proxy materials to:

                  [Adviser name]

                  Attn: Proxy Voting Department

                  One Corporate Center

                  Rye, New York 10580-1433

The sales assistant sends the letters to the custodians along with the trading/DTC instructions. Proxy voting records will be retained in compliance with Rule 204-2 under the Investment Advisers Act.

V. VOTING PROCEDURES

1. Custodian banks, outside brokerage firms and Wexford Clearing Services Corporation are responsible for forwarding proxies directly to GAMCO.

Proxies are received in one of two forms:

o Shareholder Vote Authorization Forms (VAFs) - Issued by ADP. VAFs must be voted through the issuing institution causing a time lag. ADP is an outside service contracted by the various institutions to issue proxy materials.

o  Proxy cards which may be voted directly.

2. Upon receipt of the proxy, the number of shares each form represents is logged into the proxy system according to security.

 3. In the case of a discrepancy such as an incorrect number of shares, an improperly signed or dated card, wrong class of security, etc., the issuing custodian is notified by phone. A corrected proxy is requested. Any arrangements are made to insure that a proper proxy is received in time to be voted (overnight delivery, fax, etc.). When securities are out on loan on record date, the custodian is requested to supply written verification.

4. Upon receipt of instructions from the proxy committee (see Administrative), the votes are cast and recorded for each account on an individual basis.

Since January 1, 1992, records have been maintained on the Proxy Edge system. The system is backed up regularly. From 1990 through 1991, records were maintained on the PROXY VOTER system and in hardcopy format. Prior to 1990, records were maintained on diskette and in hardcopy format.

PROXY EDGE records include:

         Security Name and Cusip Number

         Date and Type of Meeting (Annual, Special, Contest)

         Client Name

         Adviser or Fund Account Number

         Directors' Recommendation

         How GAMCO voted for the client on each issue

         The rationale for the vote when it appropriate


Records prior to the institution of the PROXY EDGE system include:

         Security name

         Type of Meeting (Annual, Special, Contest)

         Date of Meeting

         Name of Custodian

         Name of Client

         Custodian Account Number

         Adviser or Fund Account Number

         Directors' recommendation

         How the Adviser voted for the client on each issue

         Date the proxy statement was received and by whom

         Name of person posting the vote

         Date and method by which the vote was cast

o From these records individual client proxy voting records are compiled. It is our policy to provide institutional clients with a proxy voting record during client reviews. In addition, we will supply a proxy voting record at the request of the client on a quarterly, semi-annual or annual basis.

5. VAFs are kept alphabetically by security. Records for the current proxy season are located in the Proxy Voting Department office. In preparation for the upcoming season, files are transferred to an offsite storage facility during January/February.

6. Shareholder Vote Authorization Forms issued by ADP are always sent directly to a specific individual at ADP.

7. If a proxy card or VAF is received too late to be voted in the conventional matter, every attempt is made to vote on one of the following manners:

o VAFs can be faxed to ADP up until the time of the meeting. This is followed up by mailing the original form.

o When a solicitor has been retained, the solicitor is called. At the solicitor's direction, the proxy is faxed.

8. In the case of a proxy contest, records are maintained for each opposing entity.

9. Voting in Person

a) At times it may be necessary to vote the shares in person. In this case, a "legal proxy" is obtained in the following manner:

o  Banks and brokerage firms using the services at ADP:

     A call is placed to ADP requesting legal proxies. The VAFs are then sent overnight to ADP. ADP issues individual legal proxies and sends them back via overnight. A lead-time of at least two weeks prior to the meeting is needed to do this. Alternatively, the procedures detailed below for banks not using ADP may be implemented.

o  Banks and brokerage firms issuing proxies directly:

      The bank is called and/or faxed and a legal proxy is requested.

All legal proxies should appoint:

"REPRESENTATIVE OF [ADVISER NAME] WITH FULL POWER OF SUBSTITUTION."

b) The legal proxies are given to the person attending the meeting along with the following supplemental material:

o A limited Power of Attorney appointing the attendee an Adviser representative.

o A list of all shares being voted by custodian only. Client names and account numbers are not included. This list must be presented, along with the proxies, to the Inspectors of Elections and/or tabulator at least one-half hour prior to the scheduled start of the meeting. The tabulator must "qualify" the votes (i.e. determine if the vote have previously been cast, if the votes have been rescinded, etc. vote have previously been cast, etc.).

o  A sample ERISA and Individual contract.

o  A sample of the annual authorization to vote proxies form.

o  A copy of our most recent Schedule 13D filing (if applicable).

                                   APPENDIX A

                                PROXY GUIDELINES












                         -------------------------------
                             PROXY VOTING GUIDELINES
                         -------------------------------

                            GENERAL POLICY STATEMENT

It is the policy of GABELLI ASSET MANAGEMENT INC. to vote in the best economic interests of our clients. As we state in our Magna Carta of Shareholders Rights, established in May 1988, we are neither FOR nor AGAINST management. We are for shareholders.

At our first proxy committee meeting in 1989, it was decided that each proxy statement should be evaluated on its own merits within the framework first established by our Magna Carta of Shareholders Rights. The attached guidelines serve to enhance that broad framework.

We do not consider any issue routine. We take into consideration all of our research on the company, its directors, and their short and long-term goals for the company. In cases where issues that we generally do not approve of are combined with other issues, the negative aspects of the issues will be factored into the evaluation of the overall proposals but will not necessitate a vote in opposition to the overall proposals.


                               BOARD OF DIRECTORS

The advisers do not consider the election of the Board of Directors a routine issue. Each slate of directors is evaluated on a case-by-case basis.

Factors taken into consideration include:

o  Historical responsiveness to shareholders

         This may include such areas as:

         -Paying greenmail

         -Failure to adopt shareholder resolutions receiving a majority of shareholder votes

o  Qualifications

o  Nominating committee in place

o  Number of outside directors on the board

o  Attendance at meetings

o  Overall performance

                              SELECTION OF AUDITORS

In general, we support the Board of Directors' recommendation for auditors.


                           BLANK CHECK PREFERRED STOCK

We oppose the issuance of blank check preferred stock.

Blank check preferred stock allows the company to issue stock and establish dividends, voting rights, etc. without further shareholder approval.


                                CLASSIFIED BOARD

A classified board is one where the directors are divided into classes with overlapping terms. A different class is elected at each annual meeting.

While a classified board promotes continuity of directors facilitating long range planning, we feel directors should be accountable to shareholders on an annual basis. We will look at this proposal on a case-by-case basis taking into consideration the board's historical responsiveness to the rights of shareholders.

Where a classified board is in place we will generally not support attempts to change to an annually elected board.

When an annually elected board is in place, we generally will not support attempts to classify the board.


                        INCREASE AUTHORIZED COMMON STOCK

The request to increase the amount of outstanding shares is considered on a case-by-case basis.

Factors taken into consideration include:

o  Future use of additional shares

         -Stock split

         -Stock option or other executive compensation plan

         -Finance growth of company/strengthen balance sheet

         -Aid in restructuring

         -Improve credit rating

         -Implement a poison pill or other takeover defense

o Amount of stock currently authorized but not yet issued or reserved for stock option plans

o  Amount of additional stock to be authorized and its dilutive effect

We will support this proposal if a detailed and verifiable plan for the use of the additional shares is contained in the proxy statement.


                               CONFIDENTIAL BALLOT

We support the idea that a shareholder's identity and vote should be treated with confidentiality.

However, we look at this issue on a case-by-case basis.

In order to promote confidentiality in the voting process, we endorse the use of independent Inspectors of Election.


                                CUMULATIVE VOTING

In general, we support cumulative voting.

Cumulative voting is a process by which a shareholder may multiply the number of directors being elected by the number of shares held on record date and cast the total number for one candidate or allocate the voting among two or more candidates.

Where cumulative voting is in place, we will vote against any proposal to rescind this shareholder right.

Cumulative voting may result in a minority block of stock gaining representation on the board. When a proposal is made to institute cumulative voting, the proposal will be reviewed on a case-by-case basis. While we feel that each board member should represent all shareholders, cumulative voting provides minority shareholders an opportunity to have their views represented.

                     DIRECTOR LIABILITY AND INDEMNIFICATION

We support efforts to attract the best possible directors by limiting the liability and increasing the indemnification of directors, except in the case of insider dealing.


                            EQUAL ACCESS TO THE PROXY

The SEC's rules provide for shareholder resolutions. However, the resolutions are limited in scope and there is a 500 word limit on proponents' written arguments. Management has no such limitations. While we support equal access to the proxy, we would look at such variables as length of time required to respond, percentage of ownership, etc.


                              FAIR PRICE PROVISIONS

Charter provisions requiring a bidder to pay all shareholders a fair price are intended to prevent two-tier tender offers that may be abusive. Typically, these provisions do not apply to board-approved transactions.

We support fair price provisions because we feel all shareholders should be entitled to receive the same benefits.

Reviewed on a case-by-case basis.


                                GOLDEN PARACHUTES

Golden parachutes are severance payments to top executives who are terminated or demoted after a takeover.

We support any proposal that would assure management of its own welfare so that they may continue to make decisions in the best interest of the company and shareholders even if the decision results in them losing their job. We do not, however, support excessive golden parachutes. Therefore, each proposal will be decided on a case-by- case basis.

NOTE: CONGRESS HAS IMPOSED A TAX ON ANY PARACHUTE THAT IS MORE THAN THREE TIMES THE EXECUTIVE'S AVERAGE ANNUAL COMPENSATION.


                            ANTI-GREENMAIL PROPOSALS

We do not support greenmail. An offer extended to one shareholder should be extended to all shareholders equally across the board.

               LIMIT SHAREHOLDERS' RIGHTS TO CALL SPECIAL MEETINGS

We support the right of shareholders to call a special meeting.


                CONSIDERATION OF NONFINANCIAL EFFECTS OF A MERGER

This proposal releases the directors from only looking at the financial effects of a merger and allows them the opportunity to consider the merger's effects on employees, the community, and consumers.

As a fiduciary, we are obligated to vote in the best economic interests of our clients. In general, this proposal does not allow us to do that. Therefore, we generally cannot support this proposal.

Reviewed on a case-by-case basis.


                   MERGERS, BUYOUTS, SPIN-OFFS, RESTRUCTURINGS

Each of the above is considered on a case-by-case basis. According to the Department of Labor, we are not required to vote for a proposal simply because the offering price is at a premium to the current market price. We may take into consideration the long term interests of the shareholders.


                                 MILITARY ISSUES

Shareholder proposals regarding military production must be evaluated on a purely economic set of criteria for our ERISA clients. As such, decisions will be made on a case-by-case basis.

In voting on this proposal for our non-ERISA clients, we will vote according to the client's direction when applicable. Where no direction has been given, we will vote in the best economic interests of our clients. It is not our duty to impose our social judgment on others.


                                NORTHERN IRELAND

Shareholder proposals requesting the signing of the MacBride principles for the purpose of countering the discrimination of Catholics in hiring practices must be evaluated on a purely economic set of criteria for our ERISA clients. As such, decisions will be made on a case-by-case basis.

In voting on this proposal for our non-ERISA clients, we will vote according to client direction when applicable. Where no direction has been given, we will vote in the best economic interests of our clients. It is not our duty to impose our social judgment on others.



                       OPT OUT OF STATE ANTI-TAKEOVER LAW

This shareholder proposal requests that a company opt out of the coverage of the state's takeover statutes. Example: Delaware law requires that a buyer must acquire at least 85% of the company's stock before the buyer can exercise control unless the board approves.

We consider this on a case-by-case basis. Our decision will be based on the following:

o  State of Incorporation

o  Management history of responsiveness to shareholders

o  Other mitigating factors


                                   POISON PILL

In general, we do not endorse poison pills.

In certain cases where management has a history of being responsive to the needs of shareholders and the stock is very liquid, we will reconsider this position.


                                 REINCORPORATION

Generally, we support reincorporation for well-defined business reasons. We oppose reincorporation if proposed solely for the purpose of reincorporating in a state with more stringent anti-takeover statutes that may negatively impact the value of the stock.

                               STOCK OPTION PLANS

Stock option plans are an excellent way to attract, hold and motivate directors and employees. However, each stock option plan must be evaluated on its own merits, taking into consideration the following:

o  Dilution of voting power or earnings per share by more than 10%

o  Kind of stock to be awarded, to whom, when and how much

o  Method of payment

o Amount of stock already authorized but not yet issued under existing stock option plans


                         SUPERMAJORITY VOTE REQUIREMENTS

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority of the outstanding shares. In general, we oppose supermajority-voting requirements. Supermajority requirements often exceed the average level of shareholder participation. We support proposals' approvals by a simple majority of the shares voting.


               LIMIT SHAREHOLDERS RIGHT TO ACT BY WRITTEN CONSENT

Written consent allows shareholders to initiate and carry on a shareholder action without having to wait until the next annual meeting or to call a special meeting. It permits action to be taken by the written consent of the same percentage of the shares that would be required to effect proposed action at a shareholder meeting.

Reviewed on a case-by-case basis.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not yet applicable.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                                The Gabelli Dividend & Income Trust
            -------------------------------------------------------------------

By (Signature and Title)*                   /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                            Bruce N. Alpert, Principal Executive
                                            Officer


Date                                March 9, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                            Bruce N. Alpert, Principal Executive
                                            Officer


Date                                        March 9, 2004
     ---------------------------------------------------------------------------


By (Signature and Title)*                   /s/ Richard C. Sell, Jr.
                         -------------------------------------------------------
                                            Richard C. Sell, Jr., Principal
                                            Financial Officer


Date                                        March 9, 2004
     ---------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.